Additional Financial Information	12 Months Ended
Dec. 31, 2014
Additional Financial Information

Note 16

Additional Financial Information

The tables that follow provide additional financial information related to our consolidated financial statements:

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2014	2013	2012
Depreciation expense	$14,966	$15,019	$14,920
Interest costs on debt balances	5,291	3,421	2,977
Capitalized interest costs	(376)	(754)	(406)
Advertising expense	2,526	2,438	2,381

Balance Sheet Information

	(dollars in millions)
At December 31,	2014	2013
Accounts Payable and Accrued Liabilities
Accounts payable	$5,598	$4,954
Accrued expenses	4,016	3,954
Accrued vacation, salaries and wages	4,131	4,790
Interest payable	1,478	1,199
Taxes payable	1,457	1,556

	$16,680	$16,453

Other Current Liabilities
Advance billings and customer deposits	$3,125	$2,829
Dividends payable	2,307	1,539
Other	3,217	2,296

	$8,649	$6,664

Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2014	2013	2012
Cash Paid
Interest, net of amounts capitalized	$4,429	$2,122	$1,971

Common stock has been used from time to time to satisfy some of the funding requirements of employee and shareowner plans, including 18.2 million common shares issued from Treasury stock during the year ended December 31, 2014, which had an aggregate value of $0.7 billion.

In addition to the previously authorized three-year share buyback program, in February 2015, the Verizon Board of Directors authorized Verizon to enter into an accelerated share repurchase (ASR) agreement to repurchase $5.0 billion of the Company’s common stock. The total number of shares that Verizon will repurchase under the ASR agreement will be based generally upon the volume-weighted average share price of Verizon’s common stock during the term of the transaction. On February 10, 2015, in exchange for an up-front payment totaling $5.0 billion, Verizon received an initial delivery of 86.2 million shares having a value of approximately $4.25 billion. Final settlement of the transaction under the ASR agreement, including delivery of the remaining shares, if any, that Verizon is entitled to receive, is scheduled to occur in the second quarter of 2015.